UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [X]; Amendment Number:  2
This Amendment (Check only one.): [ ] is a restatement
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Principal Life Insurance Company
Address: 711 High Street
         Des Moines, IA  50392

13F File Number:  28-793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Roughton
Title:  Vice-President
Phone:  515-248-3842
Signature, Place, and Date of Signing:



    Michael Roughton        Des Moines, Iowa       March 13, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  1
Form 13F Information Table Value Total:  $257316

List of Other Included Managers:

 No.  13F File Number    Name

 02   28-5133            BT Financial Group Limited

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WESTFIELD AMERICA INC          COM              959910100   257316  2142474 SH       DEFINED            2           2142474